Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of major subsidiaries, VIEs and subsidiaries of VIEs

Major subsidiaries, VIEs and the subsidiaries of the VIEs as of December 31, 2022 are set out below:

Name	Place of Incorporation	Date of Incorporation	Percentage of Direct or Indirect Economic Ownership	Principal Activity
Direct subsidiaries:
Phoenix Satellite Television Information Limited	British Virgin Islands (“BVI”)	September 1, 1999	100%	Investment holding
Phoenix New Media (Hong Kong) Company Limited	Hong Kong	February 24, 2011	100%	Advertising
Phoenix New Media (Hong Kong) Information Technology Company Limited	Hong Kong	April 22, 2014	100%	Investment holding
Fread Limited	Cayman Islands	May 20, 2014	100%	Investment holding
Indirect subsidiaries:
Fenghuang On-line (Beijing) Information Technology Co., Ltd. (“Fenghuang On-line”)	PRC	December 20, 2005	100%	Technical consulting
Beijing Fenghuang Yutian Software Technology Co., Ltd. (“Fenghuang Yutian”)	PRC	June 15, 2012	100%	Software development
Fenghuang Feiyang (Beijing) New Media Information Technology Co., Ltd. (“Fenghuang Feiyang”)	PRC	October 25, 2013	100%	Advertising
I Game (Hong Kong) Company Limited	Hong Kong	June 10, 2014	100%	Investment holding
Beijing Fenghuang Borui Software Technology Co., Ltd. (“Fenghuang Borui”)	PRC	October 13, 2014	100%	Software development
Tianjin Fengying Hongda Culture Communication Co., Ltd. (“Fengying Hongda”)	PRC	March 13, 2017	100%	Advertising
VIEs:
Beijing Tianying Jiuzhou Network Technology Co., Ltd. (“Tianying Jiuzhou”)	PRC	April 18, 2000	100%	Advertising and paid services
Beijing Fenghuang Ronghe Investment Co., Ltd. (“Fenghuang Ronghe”)	PRC	September 18, 2015	100%	Investment holding
Subsidiaries of VIEs:
Yifeng Lianhe (Beijing) Technology Co., Ltd. (“Yifeng Lianhe”)	PRC	June 16, 2006	100%	Paid services
Beijing Tianying Chuangzhi Advertising Co., Ltd. (“Tianying Chuangzhi”)	PRC	February 8, 2010	100%	Advertising
Beijing Fengyu Network Technology Co., Ltd. (“Fengyu Network”)	PRC	June 1, 2012	100%	Paid services
Tianjin Fenghuang Mingdao Culture Communication Co., Ltd. (“Fenghuang Mingdao”)	PRC	May 24, 2013	100%	Advertising
Beijing Fenghuang Tianbo Network Technology Co., Ltd. (“Tianbo”)	PRC	May 31, 2013	50%	Advertising
Shanghai Fengyu Shixun Technology Co., Ltd. (“Fengyu Shixun”)	PRC	December 21, 2016	100%	Paid services
Beijing Fengyue Culture Technology Co., Ltd. (“Fengyue Culture”)	PRC	January 19, 2017	100%	Paid services
Hainan Lefeng Culture Communication Co., Ltd. (“Lefeng”)	PRC	December 30, 2020	100%	Advertising

Schedule of summarized assets, liabilities, results of operations and cash flows of the consolidated VIEs

The following tables set forth the summarized assets, liabilities, results of operations and cash flows from continuing operations of the consolidated VIEs and their subsidiaries (in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	41,856	33,626
Term deposits and short-term investments	126,172	14,207
Accounts receivable, net	178,439	175,544
Amounts due from related parties	41,753	34,225
Amounts due from inter-company entities	104,215	124,932
Other current assets	38,261	19,017
Current assets	530,696	401,551
Equity investments, net	98,128	101,389
Deferred income tax assets, net	48,192	46,769
Operating lease right-of-use assets, net	18,520	46,294
Other non-current assets	24,860	40,680
Non-current assets	189,700	235,132
Total assets	720,396	636,683
Accounts payable	63,685	57,363
Amounts due to related parties	26,035	27,296
Amounts due to inter-company entities	673,246	650,800
Advances from customers	18,633	20,653
Taxes payable	88,212	82,355
Salary and welfare payable	61,082	53,844
Accrued expenses and other current liabilities	87,914	69,183
Current liabilities	1,018,807	961,494
Non-current liabilities	32,169	49,000
Total liabilities	1,050,976	1,010,494

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenues	521,414	487,323	376,120
Net loss from continuing operations	(52,834)	(153,574)	(43,898)
Net loss from discontinued operation	(62,366)	—	—

Notes:

(1)
For the years ended December 31, 2020, 2021 and 2022, the VIEs have incurred revenues of RMB11.0 million, RMB27.0 million and RMB26.4 million, respectively, derived from inter-company entities and the corresponding inter-company entities concurrently recognized same amounts as fees, which have been eliminated upon consolidation.
(2)
For the years ended December 31, 2020, 2021 and 2022, the VIEs have incurred costs of RMB17.4 million, RMB16.8 million and RMB13.5 million, respectively, related to technical services provided by the inter-company entities and the corresponding inter-company entities concurrently recognized same amounts as revenues, which have been eliminated upon consolidation.

1. Organization and Principal Activities (Continued)

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cash flow from operating activities：
Net cash provided by/(used in) transactions with inter-company entities	55,402	(44,528)	45,768
Net cash used in transactions with third parties	(83,169)	(75,240)	(62,108)
Net cash used in operating activities	(27,767)	(119,768)	(16,340)
Cash flow from investing activities：
Loans collected from/(paid to) inter-company entities	155,085	(12,523)	(77,751)
Net cash (used in)/provided by other investing activities	(123,199)	93,034	79,148
Net cash provided by investing activities	31,886	80,511	1,397
Cash flow from financing activities：
Investments from inter-company entities	—	400	—
Repatriation of capital to facilitate the reorganization	—	(10,000)	—
(Repayment of)/proceeds from loans from inter-company entities	(380,560)	(20,890)	123
Net cash provided by/(used in) other financing activities	4,365	(240)	—
Net cash (used in)/provided by financing activities	(376,195)	(30,730)	123